RISK MANAGEMENT - Contractual maturities of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024
RISK MANAGEMENT
Total impairment allowance	$ 34,317,259	[1]	$ 37,570,270
0 - 30 Days
RISK MANAGEMENT
Total impairment allowance	126,353,620		56,927,387
31 Days - 1 Year
RISK MANAGEMENT
Total impairment allowance	133,535,414		121,859,126
Between 1 and 3 years
RISK MANAGEMENT
Total impairment allowance	121,746,439		122,252,684
Between 3 and 5 years
RISK MANAGEMENT
Total impairment allowance	70,951,319		67,335,491
Greater than 5 years
RISK MANAGEMENT
Total impairment allowance	124,627,171		121,834,038
Cash and balances with central bank | 0 - 30 Days
RISK MANAGEMENT
Total impairment allowance	24,625,309		24,881,536
Interbank borrowings - Repurchase agreements | 0 - 30 Days
RISK MANAGEMENT
Total impairment allowance	9,596,081		7,815,791
Interbank borrowings - Repurchase agreements | 31 Days - 1 Year
RISK MANAGEMENT
Total impairment allowance	465,662		146,772
Financial assets investments
RISK MANAGEMENT
Total impairment allowance	34,317,259		37,570,270
Financial assets investments | 0 - 30 Days
RISK MANAGEMENT
Total impairment allowance	3,192,341		2,303,523
Financial assets investments | 31 Days - 1 Year
RISK MANAGEMENT
Total impairment allowance	25,014,014		13,929,810
Financial assets investments | Between 1 and 3 years
RISK MANAGEMENT
Total impairment allowance	10,270,300		13,318,529
Financial assets investments | Between 3 and 5 years
RISK MANAGEMENT
Total impairment allowance	5,093,609		5,257,338
Financial assets investments | Greater than 5 years
RISK MANAGEMENT
Total impairment allowance	2,781,776		7,910,771
Loans and advances to customers | 0 - 30 Days
RISK MANAGEMENT
Total impairment allowance	16,362,824		13,067,571
Loans and advances to customers | 31 Days - 1 Year
RISK MANAGEMENT
Total impairment allowance	98,293,420		102,476,191
Loans and advances to customers | Between 1 and 3 years
RISK MANAGEMENT
Total impairment allowance	108,624,480		106,645,598
Loans and advances to customers | Between 3 and 5 years
RISK MANAGEMENT
Total impairment allowance	64,191,216		61,320,760
Loans and advances to customers | Greater than 5 years
RISK MANAGEMENT
Total impairment allowance	120,638,340		113,075,471
Derivative financial instruments | 0 - 30 Days
RISK MANAGEMENT
Total impairment allowance	72,577,065		8,858,966
Derivative financial instruments | 31 Days - 1 Year
RISK MANAGEMENT
Total impairment allowance	9,762,318		5,306,353
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Total impairment allowance	2,851,659		2,288,557
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Total impairment allowance	1,666,495		757,393
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Total impairment allowance	$ 1,207,055		$ 847,796

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.